SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long Term Trade Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term receivables in respect of capital leases (see c below)	$ 19,498	$ 20,127
Other receivables	283	92
Long-term trade receivables, receivables in respect of capital leases and other receivables	$ 19,781	$ 20,219